Convertible Notes Payable - December 2012 Convertible Note - Additional Information (Detail) (USD $)			0 Months Ended	12 Months Ended		0 Months Ended						12 Months Ended			12 Months Ended
	Jun. 30, 2013 Prior to June 30 2013 [Member] Non-Qualified financing [Member]	Jun. 30, 2013 After June 30 2013 [Member] Non-Qualified financing [Member]	Dec. 06, 2012 December 2012 convertible note [Member]	Dec. 31, 2013 December 2012 convertible note [Member]	Dec. 31, 2012 December 2012 convertible note [Member]	Dec. 06, 2012 December 2012 convertible note [Member] Operating expense [Member]	Dec. 06, 2012 December 2012 convertible note [Member] Cost of license revenue [Member]	Dec. 06, 2012 December 2012 convertible note [Member] Product [Member]	Dec. 06, 2012 December 2012 convertible note [Member] Distributor [Member]	Dec. 31, 2013 December 2012 convertible note [Member] Minimum [Member]	Dec. 31, 2013 December 2012 convertible note [Member] Maximum [Member]	Dec. 31, 2013 December 2012 convertible note [Member] Qualified financing [Member]	Dec. 31, 2013 December 2012 convertible note [Member] Prior to June 30 2013 [Member]	Dec. 31, 2013 December 2012 convertible note [Member] Prior to June 30 2013 [Member] Qualified financing [Member]	Dec. 31, 2013 December 2012 convertible note [Member] After June 30 2013 [Member]	Dec. 31, 2013 December 2012 convertible note [Member] After June 30 2013 [Member] Qualified financing [Member]
Debt Instrument [Line Items]
Company borrowed convertible note			$ 12,500,000
Convertible Note initial maturity term			2 years 10 months
Convertible Note additional maturity term			1 year
Maturity Date			Oct. 16, 2015	Oct. 16, 2015
Convertible Note interest percentage			10.00%	10.00%
Transfer of voting power percentage				50.00%
Outstanding principal balance				120,000,000
Conversion price percentage on a sale transaction													133.33%		142.86%
Gross proceeds qualified for conversion												20,000,000
Convertible invested holder of the Company's equity, strategic investors												50.00%
Convertible into share of common stock per share	75.00%	70.00%												75.00%		70.00%
Discount on conversion price										25.00%	30.00%
Estimated fair value of Convertible Notes as of issuance dates			16,355,000	19,072,000	16,545,000
Excess of estimated fair value of Convertible Notes			3,855,000			3,610,000	110,000	135,000	245,000
Change in estimated fair value of financial instruments				1,767,000
Increase of estimated fair value of Convertible Notes					$ 100,000